Note 10 - Other Comprehensive Loss	12 Months Ended
Mar. 31, 2021
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]
10.
   OTHER COMPREHENSIVE LOSS

The following table summarizes the tax effects on each c
omponent of Other Comprehensive Loss for the periods presented:

	Twelve Months Ended March 31, 2021
	Before-Tax	Tax Benefit	Net-of-Tax

Cash flow hedges (1)	$(14,751,900)	$3,564,059	$(11,187,841)
Other comprehensive loss	$(14,751,900)	$3,564,059	$(11,187,841)

(
1
) Of the
$14,751,900
before tax comprehensive loss,
$7,908,760
 is associated with open hedges subject to fair value changes and
$6,843,140
is realized losses associated with closed hedges with the hedged transaction still expected to occur.

For the fiscal year ended
March
31,
2020,
the Company did
not
have transactions to report in other comprehensive income or loss.